Dividends (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of dividends [Abstract]
Disclosure of dividends
Dividend payments made during the year were as follows:

	Year ended December 31,
	2019	2020	2021
	(US$ in millions)
2018 interim dividend of HK$0.99 (equivalent to US$0.127) per ordinary share declared on January 18, 2019 and paid(i)	$1,023	$—	$—
2018 final dividend of HK$1.00 (equivalent to US$0.127) per ordinary share declared on May 24, 2019 and paid(i)	1,031	—	—
2019 interim dividend of HK$0.99 (equivalent to US$0.127) per ordinary share declared on January 17, 2020 and paid(i)	—	1,025	—
	$2,054	$1,025	$—

(i)    The 2018 interim and final dividend and the 2019 interim dividend were not recognized as a liability as at December 31, 2018 and 2019, respectively. They were reflected as appropriation of reserves during 2019 and 2020, respectively.